Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

February 14, 2007

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:   RYDEX DYNAMIC FUNDS (FILE NOS. 333-84797 AND 811-09525)
      FILING PURSUANT TO RULE 485(A)

Ladies and Gentlemen:

On behalf of our client, Rydex Dynamic Funds (the "Trust"), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 13 to the Trust's Registration Statement on Form N-1A, together with all exhibits thereto. This filing is being made for the purpose of reflecting the discontinuation of the master-feeder arrangement previously in place for the Trust's Dynamic S&P 500, Inverse Dynamic S&P 500, Dynamic OTC, Inverse Dynamic OTC, Dynamic Dow and Inverse Dynamic Dow Funds (the "Funds"). Under the
master-feeder arrangement, the Funds pursued their respective investment objectives indirectly by investing in their corresponding "master" funds, which had identical investment objectives. Effective January 1, 2007, the Funds pursue their respective investment objectives directly.

Please do not hesitate to contact me at 202.739.5684 if you have any questions or comments concerning this filing.

Sincerely,


/s/ Laura E. Flores
-------------------

Laura E. Flores